Long-Term Debt - Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total long-term debt	$ 2,539	$ 2,621
Less current portion	(143)	(795)
Total long-term debt, less current portion	2,396	1,826
0.73% due 2021, floating interest rate at Libor + 0.525% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank ("EIB")		30
0.75% due 2021, floating interest rate at Libor + 0.572% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank ("EIB")		29
0.06% due 2028, floating interest rate at Euribor + 0.589% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank ("EIB")	202	250
0.05% due 2029, floating interest rate at Euribor + 0.564% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank ("EIB")	222	270
0.15% due 2031, floating interest rate at Euribor + 0.660% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank ("EIB")	187
0.06% due 2031, floating interest rate at Euribor + 0.583% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank ("EIB")	379
0.15% due 2027, floating interest rate at Euribor + 0.690% [Member] | Cassa Depositi e Prestiti SpA ("CDP") [Member]
Debt Instrument [Line Items]
Credit Facility	156
0.25% due 2024 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds		674
Zero-coupon, due 2025 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds	713	703
Zero-coupon, due 2027 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds	674	661
0.37% (weighted average), due 2021-2028, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	$ 6	$ 4